Note F - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Goodwill [Table Text Block]
	2019	2018	2017
Beginning of year	$7,371	$7,371	$7,801
Acquired goodwill	----	----	----
Impairment	----	----	----
Finalization of Milton branch sale	(52)	----	----
Finalization of Milton acquisition accounting	----	----	(430)
End of year	$7,319	$7,371	$7,371

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	2019		2018
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Core deposit intangibles	$738	$564	$738	$359

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2020	$62
2021	48
2022	35
2023	21
2024	8
Total	$174